Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment at Cost Less Accumulated Depreciation	12 Months Ended
Oct. 31, 2023
Property, Plant and Equipment [Line Items]
Leasehold improvement	Over the shorter of the lease term or estimated useful lives
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated Useful Life	5 years
Minimum [Member] | Machinery equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated Useful Life	10 years
Minimum [Member] | Office and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated Useful Life	3 years
Maximum [Member] | Machinery equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated Useful Life	33 years
Maximum [Member] | Office and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated Useful Life	5 years